Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	18
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:	$1,199,066,043.18

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%	April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%	April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%	April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%	November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%	June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%	June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%	July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$44,004,713.43	0.2365845	$32,247,920.92	0.1733759	$11,756,792.51
Class A-2-B Notes	$54,414,430.58	0.2365845	$39,876,461.35	0.1733759	$14,537,969.24
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$619,489,144.01	0.5298991	$593,194,382.26	0.5074071	$26,294,761.75

Weighted Avg. Coupon (WAC)	3.08%		3.07%
Weighted Avg. Remaining Maturity (WARM)	42.99		42.07
Pool Receivables Balance	$678,866,814.17		$651,717,245.78
Remaining Number of Receivables	48,365		47,514

Adjusted Pool Balance	$660,257,389.48		$633,962,627.73

III. COLLECTIONS

Principal:
Principal Collections	$25,980,649.32
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$681,787.53
Total Principal Collections	$26,662,436.85

Interest:
Interest Collections	$1,776,467.61
Late Fees & Other Charges	$54,501.09
Interest on Repurchase Principal	$-
Total Interest Collections	$1,830,968.70

Collection Account Interest	$2,281.94
Reserve Account Interest	$333.50
Servicer Advances	$-

Total Collections	$28,496,020.99

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	18
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$28,496,020.99
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$28,496,020.99

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$565,722.35	$-	$565,722.35	565,722.35
Collection Account Interest					$2,281.94
Late Fees & Other Charges					$54,501.09
Total due to Servicer					$622,505.38

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$25,302.71		$25,302.71
Class A-2-B Notes		$35,999.62		$35,999.62
Class A-3 Notes		$362,133.33		$362,133.33
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$516,576.99		$516,576.99	516,576.99

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$27,251,849.62

7. Regular Principal Distribution Amount:					26,294,761.75

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$11,756,792.51
Class A-2-B Notes		$14,537,969.24
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$26,294,761.75	$26,294,761.75
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$26,294,761.75	$26,294,761.75

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			957,087.87

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$18,609,424.69
Beginning Period Amount	$18,609,424.69
Current Period Amortization	$854,806.64
Ending Period Required Amount	$17,754,618.05
Ending Period Amount	$17,754,618.05
Next Distribution Date Required Amount	$16,920,364.81

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	6.17%	6.43%	6.43%

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	September 2016
Distribution Date	10/17/16
Transaction Month	18
30/360 Days	30
Actual/360 Days	32

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.82%	46,952	98.41%	$641,355,137.56
30 - 60 Days	0.88%	416	1.17%	$7,608,003.38
61 - 90 Days	0.25%	119	0.34%	$2,241,852.68
91-120 Days	0.05%	26	0.07%	$488,572.65
121 + Days	0.00%	1	0.00%	$23,679.51
Total		47,514		$651,717,245.78

Delinquent Receivables 30+ Days Past Due
Current Period	1.18%	562	1.59%	$10,362,108.22
1st Preceding Collection Period	1.21%	584	1.61%	$10,902,961.08
2nd Preceding Collection Period	1.18%	583	1.57%	$11,073,510.90
3rd Preceding Collection Period	1.13%	565	1.45%	$10,638,829.61
Four-Month Average	1.18%		1.55%

Repossession in Current Period		45		$855,781.50
Repossession Inventory		85		$582,701.23

Current Charge-Offs
Gross Principal of Charge-Offs				$1,168,919.07
Recoveries				$(681,787.53)
Net Loss				$487,131.54

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.86%

Average Pool Balance for Current Period				$665,292,029.98

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.88%
1st Preceding Collection Period				0.82%
2nd Preceding Collection Period				0.89%
3rd Preceding Collection Period				0.69%
Four-Month Average				0.82%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	77	1,344	$21,665,251.90
Recoveries	69	1,138	$(10,890,647.31)
Net Loss			$10,774,604.59
Cumulative Net Loss as a % of Initial Pool Balance			0.87%

Net Loss for Receivables that have experienced a Net Loss *	57	1,068	$10,786,331.62
Average Net Loss for Receivables that have experienced a Net Loss			$10,099.56

Principal Balance of Extensions			$2,714,947.77
Number of Extensions			140

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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